Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance. The SEC requires us to present the following disclosures of our “pay versus performance”. These disclosures are intended to show the relationship of the compensation we paid to certain of our executives compared to our financial performance over the past five years. Below you will find: (1) a table with five years of information on compensation “actually paid” to the Principal Executive Officer (“PEO”), which is our CEO, and our other NEOs for the applicable years on average as a group, as well as Total Shareholder Return (“TSR”), net income and EBITDA as adjusted if applicable, as described below; (2) disclosures explaining the relationship between compensation “actually paid” and the performance measures disclosed in the Pay versus Performance Table; and (3) a tabular list of financial performance measures we use to link compensation “actually paid” to NEOs for the last fiscal year to our performance. Our Company produced earnings in the past five years which resulted in a substantial increase in our stock price in certain years. The SEC’s definition of compensation “actually paid” includes the increase in value of unvested restricted stock held by our NEOs which vests over four years with 70% of any award vesting in the third and fourth years. As a result, compensation “actually paid” pursuant to the SEC’s definition of that term has increased significantly in certain years in part as a result of appreciation in the value of the NEOs’ unvested restricted stock. Our NEOs may or may not receive the full economic benefit of the compensation showed as “actually paid” depending on our stock price at the time of vest of the restricted stock despite the characterization of such compensation being “actually paid” pursuant to SEC rules.
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based On:		Net Income	Adjusted EBITDA(3)
					Total Shareholder Return(2)	Peer Group Total Shareholder Return(2)	(In millions)
2025	$8,771,209	$10,018,025	$2,315,053	$2,443,108	$299.05	$192.77	$937.9	$1,507.8
2024	8,777,453	5,597,534	2,279,136	1,716,355	279.22	191.02	973.4	1,539.0
2023	7,428,439	21,781,594	1,776,163	3,614,328	286.54	165.79	1,114.2	1,752.1
2022	7,300,613	14,618,634	2,009,163	2,532,735	201.36	114.07	1,446.3	2,120.5
2021	6,981,685	26,778,167	1,982,924	3,479,767	184.36	131.25	1,255.7	1,864.9

(1)
By SEC rules, these amounts reflect the amount disclosed in our Summary Compensation Table (SCT) for the applicable year (a) minus the grant date fair value of equity compensation in the SCT, (b) plus year-end fair value of stock awards granted in the year that were outstanding and unvested as of the end of year, (c) plus the change as of year-end in fair value of prior year awards that were outstanding and unvested as of the end of year or, for awards vesting in that year, the change in fair value of those awards as of the vesting date. The other elements required to be disclosed pursuant to SEC rules in the definition of compensation “actually paid” are inapplicable to our NEO compensation. The calculations for (b) and (c) are as follows:

	Year	Share Price at 12/31	Shares Granted	Granted Shares Fair Value at 12/31	Other Shares Outstanding	Change in Fair Value	Shares Vested	Vested Shares Change in Fair Value	Total Stock Compensation Actually Paid
PEO	2025	$158.29	34,361	$5,439,003	105,681	$618,234	101,327	$1,189,579	$7,246,816
	2024	152.44	31,722	4,835,702	175,286	(1,414,558)	71,470	(601,063)	2,820,081
	2023	160.51	50,668	8,132,721	196,088	8,937,691	97,138	2,282,743	19,353,155
	2022	114.93	86,498	9,941,215	206,728	1,593,873	86,896	782,933	12,318,021
	2021	107.22	143,340	15,368,915	150,284	7,188,084	81,229	2,239,484	24,796,482
Other NEOs (Fair values represent averages)	2025	$158.29	5,369	$849,819	13,867	$81,122	11,466	$134,614	$1,065,555
	2024	152.44	3,965	604,425	21,368	(172,442)	8,295	(69,763)	362,220
	2023	160.51	7,485	1,201,377	22,179	1,010,907	10,676	250,880	2,463,165
	2022	114.93	9,291	1,067,843	23,563	181,673	9,287	86,552	1,336,068
	2021	107.22	15,094	1,638,777	16,366	782,786	10,220	281,760	2,468,307

The PEO whose compensation is represented in each year is Mr. Penske. Messrs. Denker, Kurnick and Spradlin and Mrs. Hulgrave are included in the NEO averages for each year and Mr. Carlson, our former CFO, was also included in 2021 only.
(2)
Total shareholder return measures the change in value of our common stock, adjusted to include dividends received by our shareholders over the period. Our peer group for purposes of the peer group total shareholder return disclosure is the same as the one identified in Item 5 of our annual report on Form 10-K and consists of the following companies, each of which principally conducts automotive retail operations: Asbury Automotive Group, Inc., AutoNation, Inc., Group 1 Automotive, Inc., Lithia Motors, Inc., and Sonic Automotive, Inc. (the “Peer Group”).

(3)	The following table reconciles the non-GAAP measures EBITDA and Adjusted EBITDA to the closest applicable GAAP measure, net income

Non-GAAP Reconciliations
	Twelve Months Ended December 31,
(Amounts in Millions)	2025	2024	2023	2022	2021
Net Income	$937.9	$973.4	$1,114.2	$1,446.3	$1,255.7
Add: Depreciation	172.3	161.3	143.7	130.8	125.1
Other Interest Expense	91.6	87.8	92.6	70.4	69.1
Income Taxes	325.8	316.5	360.9	473.0	416.3
Income from Discontinued Operations, net of tax	0	0	0	0	(1.3)
EBITDA	1,527.6	1,539.0	1,711.4	2,120.5	1,864.9
Goodwill Impairment	0	0	40.7	0	0
Gain on Sale of Dealership	(52.3)	0	0	0	0
Impairments & Other Charges	32.5	0	0	0	0
Adjusted EBITDA	1,507.8	1,539.0	1,752.1	2,120.5	1,864.9

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
The PEO whose compensation is represented in each year is Mr. Penske. Messrs. Denker, Kurnick and Spradlin and Mrs. Hulgrave are included in the NEO averages for each year and Mr. Carlson, our former CFO, was also included in 2021 only.

Peer Group Issuers, Footnote
(2)
Total shareholder return measures the change in value of our common stock, adjusted to include dividends received by our shareholders over the period. Our peer group for purposes of the peer group total shareholder return disclosure is the same as the one identified in Item 5 of our annual report on Form 10-K and consists of the following companies, each of which principally conducts automotive retail operations: Asbury Automotive Group, Inc., AutoNation, Inc., Group 1 Automotive, Inc., Lithia Motors, Inc., and Sonic Automotive, Inc. (the “Peer Group”).

PEO Total Compensation Amount	$ 8,771,209	$ 8,777,453	$ 7,428,439	$ 7,300,613	$ 6,981,685
PEO Actually Paid Compensation Amount	$ 10,018,025	5,597,534	21,781,594	14,618,634	26,778,167
Adjustment To PEO Compensation, Footnote
(1)
By SEC rules, these amounts reflect the amount disclosed in our Summary Compensation Table (SCT) for the applicable year (a) minus the grant date fair value of equity compensation in the SCT, (b) plus year-end fair value of stock awards granted in the year that were outstanding and unvested as of the end of year, (c) plus the change as of year-end in fair value of prior year awards that were outstanding and unvested as of the end of year or, for awards vesting in that year, the change in fair value of those awards as of the vesting date. The other elements required to be disclosed pursuant to SEC rules in the definition of compensation “actually paid” are inapplicable to our NEO compensation. The calculations for (b) and (c) are as follows:

	Year	Share Price at 12/31	Shares Granted	Granted Shares Fair Value at 12/31	Other Shares Outstanding	Change in Fair Value	Shares Vested	Vested Shares Change in Fair Value	Total Stock Compensation Actually Paid
PEO	2025	$158.29	34,361	$5,439,003	105,681	$618,234	101,327	$1,189,579	$7,246,816
	2024	152.44	31,722	4,835,702	175,286	(1,414,558)	71,470	(601,063)	2,820,081
	2023	160.51	50,668	8,132,721	196,088	8,937,691	97,138	2,282,743	19,353,155
	2022	114.93	86,498	9,941,215	206,728	1,593,873	86,896	782,933	12,318,021
	2021	107.22	143,340	15,368,915	150,284	7,188,084	81,229	2,239,484	24,796,482
Other NEOs (Fair values represent averages)	2025	$158.29	5,369	$849,819	13,867	$81,122	11,466	$134,614	$1,065,555
	2024	152.44	3,965	604,425	21,368	(172,442)	8,295	(69,763)	362,220
	2023	160.51	7,485	1,201,377	22,179	1,010,907	10,676	250,880	2,463,165
	2022	114.93	9,291	1,067,843	23,563	181,673	9,287	86,552	1,336,068
	2021	107.22	15,094	1,638,777	16,366	782,786	10,220	281,760	2,468,307

The PEO whose compensation is represented in each year is Mr. Penske. Messrs. Denker, Kurnick and Spradlin and Mrs. Hulgrave are included in the NEO averages for each year and Mr. Carlson, our former CFO, was also included in 2021 only.

Non-PEO NEO Average Total Compensation Amount	$ 2,315,053	2,279,136	1,776,163	2,009,163	1,982,924
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,443,108	1,716,355	3,614,328	2,532,735	3,479,767
Adjustment to Non-PEO NEO Compensation Footnote
(1)
By SEC rules, these amounts reflect the amount disclosed in our Summary Compensation Table (SCT) for the applicable year (a) minus the grant date fair value of equity compensation in the SCT, (b) plus year-end fair value of stock awards granted in the year that were outstanding and unvested as of the end of year, (c) plus the change as of year-end in fair value of prior year awards that were outstanding and unvested as of the end of year or, for awards vesting in that year, the change in fair value of those awards as of the vesting date. The other elements required to be disclosed pursuant to SEC rules in the definition of compensation “actually paid” are inapplicable to our NEO compensation. The calculations for (b) and (c) are as follows:

	Year	Share Price at 12/31	Shares Granted	Granted Shares Fair Value at 12/31	Other Shares Outstanding	Change in Fair Value	Shares Vested	Vested Shares Change in Fair Value	Total Stock Compensation Actually Paid
PEO	2025	$158.29	34,361	$5,439,003	105,681	$618,234	101,327	$1,189,579	$7,246,816
	2024	152.44	31,722	4,835,702	175,286	(1,414,558)	71,470	(601,063)	2,820,081
	2023	160.51	50,668	8,132,721	196,088	8,937,691	97,138	2,282,743	19,353,155
	2022	114.93	86,498	9,941,215	206,728	1,593,873	86,896	782,933	12,318,021
	2021	107.22	143,340	15,368,915	150,284	7,188,084	81,229	2,239,484	24,796,482
Other NEOs (Fair values represent averages)	2025	$158.29	5,369	$849,819	13,867	$81,122	11,466	$134,614	$1,065,555
	2024	152.44	3,965	604,425	21,368	(172,442)	8,295	(69,763)	362,220
	2023	160.51	7,485	1,201,377	22,179	1,010,907	10,676	250,880	2,463,165
	2022	114.93	9,291	1,067,843	23,563	181,673	9,287	86,552	1,336,068
	2021	107.22	15,094	1,638,777	16,366	782,786	10,220	281,760	2,468,307

The PEO whose compensation is represented in each year is Mr. Penske. Messrs. Denker, Kurnick and Spradlin and Mrs. Hulgrave are included in the NEO averages for each year and Mr. Carlson, our former CFO, was also included in 2021 only.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
We are required under SEC rules to also disclose the most important financial performance measures that link compensation “actually paid” to our NEOs (which amounts are shown in the table above using the SEC’s methodology) to Company performance. We believe those metrics are as follows:

Financial Performance Measures
Net Income
Adjusted EBITDA
Earnings Per Share
Stock Price Performance

We selected these measures because we believe our compensation “actually paid” is most influenced by two factors: (1) the amount of restricted stock granted to our NEOs annually under the long-term performance plans over the relevant period and (2) the change in our stock price over time (see footnote 1 to the Pay Verses Performance Table above). Our 2025 performance plans include metrics for EBITDA and EPS, which together could represent more than 40% of the total amount available under the plans. We believe the change in our stock price over time is correlated most closely to the financial performance measures EBITDA (as adjusted if applicable), EPS (as adjusted if applicable) and net income.

Total Shareholder Return Amount	$ 299.05	279.22	286.54	201.36	184.36
Peer Group Total Shareholder Return Amount	$ 192.77	$ 191.02	$ 165.79	$ 114.07	$ 131.25
Company Selected Measure Amount	1,507,800,000	1,539,000,000	1,752,100,000	2,120,500,000	1,864,900,000
PEO Name	Mr. Penske	Mr. Penske	Mr. Penske	Mr. Penske	Mr. Penske
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 937,900,000	$ 973,400,000	$ 1,114,200,000	$ 1,446,300,000	$ 1,255,700,000
Depreciation	172,300,000	161,300,000	143,700,000	130,800,000	125,100,000
Interest Expense, Other	91,600,000	87,800,000	92,600,000	70,400,000	69,100,000
Income Tax Expense (Benefit)	325,800,000	316,500,000	360,900,000	473,000,000	416,300,000
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	0	0	0	0	1,300,000
EBITDA	1,527,600,000	1,539,000,000	1,711,400,000	2,120,500,000	1,864,900,000
Goodwill, Impairment Loss	0	0	40,700,000	0	0
Gain (Loss) on Disposition of Business	(52,300,000)	0	0	0	0
Other Asset Impairment Charges	32,500,000	0	0	0	0
Adjusted EBITDA	$ 1,507,800,000	$ 1,539,000,000	$ 1,752,100,000	$ 2,120,500,000	$ 1,864,900,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(3)	The following table reconciles the non-GAAP measures EBITDA and Adjusted EBITDA to the closest applicable GAAP measure, net income

Non-GAAP Reconciliations
	Twelve Months Ended December 31,
(Amounts in Millions)	2025	2024	2023	2022	2021
Net Income	$937.9	$973.4	$1,114.2	$1,446.3	$1,255.7
Add: Depreciation	172.3	161.3	143.7	130.8	125.1
Other Interest Expense	91.6	87.8	92.6	70.4	69.1
Income Taxes	325.8	316.5	360.9	473.0	416.3
Income from Discontinued Operations, net of tax	0	0	0	0	(1.3)
EBITDA	1,527.6	1,539.0	1,711.4	2,120.5	1,864.9
Goodwill Impairment	0	0	40.7	0	0
Gain on Sale of Dealership	(52.3)	0	0	0	0
Impairments & Other Charges	32.5	0	0	0	0
Adjusted EBITDA	1,507.8	1,539.0	1,752.1	2,120.5	1,864.9

Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price Performance
PEO [Member]
Pay vs Performance Disclosure
Share Price	$ 158.29	$ 152.44	$ 160.51	$ 114.93	$ 107.22
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	34,361	31,722	50,668	86,498	143,340
Other Shares Outstanding	105,681	175,286	196,088	206,728	150,284
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	101,327	71,470	97,138	86,896	81,229
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,000,000)	$ (6,000,000)	$ (5,000,000)
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,246,816	2,820,081	19,353,155	$ 12,318,021	$ 24,796,482
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,439,003	4,835,702	8,132,721	9,941,215	15,368,915
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	618,234	(1,414,558)	8,937,691	1,593,873	7,188,084
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,189,579	$ (601,063)	$ 2,282,743	$ 782,933	$ 2,239,484
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Share Price	$ 158.29	$ 152.44	$ 160.51	$ 114.93	$ 107.22
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	5,369	3,965	7,485	9,291	15,094
Other Shares Outstanding	13,867	21,368	22,179	23,563	16,366
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	11,466	8,295	10,676	9,287	10,220
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,065,555	$ 362,220	$ 2,463,165	$ 1,336,068	$ 2,468,307
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	849,819	604,425	1,201,377	1,067,843	1,638,777
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,122	(172,442)	1,010,907	181,673	782,786
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 134,614	$ (69,763)	$ 250,880	$ 86,552	$ 281,760